Restructuring Costs and Employee Termination Benefits - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 65,800,000		$ 63,800,000
Additional pretax costs	1,980,000	1,803,000
Restructuring charges			18,700,000
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Expected cash payment	14,000,000		22,000,000
Additional expected cash payment	1,000,000		1,000,000
Additional pretax costs	2,000,000
Additional pretax costs			5,000,000
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Expected cash payment	15,000,000		24,000,000
Additional expected cash payment	2,000,000		2,000,000
Additional pretax costs	3,000,000
Additional pretax costs			6,000,000
BiMetals Business [Member]
Restructuring Cost and Reserve [Line Items]
Proceed from the sale of certain assets of business			23,000,000
Estimated fair value of the note			9,800,000
Note received			4,700,000
Identified intangible assets			2,900,000
Goodwill allocated			6,500,000
Net gain on the transaction			$ 18,700,000